Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000063038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Global Value Fund, Institutional Class
C000096979
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Global Value Fund, Investor Class
Without Sales Load [Member] | C000063038
Average Annual Return [Line Items]
Average Annual Return, Percent	28.26%		12.57%	7.62%
Without Sales Load [Member] | C000096979
Average Annual Return [Line Items]
Average Annual Return, Percent	27.87%		12.29%	7.38%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	31.76%		12.19%	9.39%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	31.76%		12.19%	9.39%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	32.35%		12.72%	9.94%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	32.35%		12.72%	9.94%